UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22107

SEI Structured Credit Fund, L.P.

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Brian Vrabel

c/o SEI Investments Management Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (610) 676-3842

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

Item 1.     Reports to Stockholders.

S E I  S T R U C T U R E D  C R E D I T  F U N D ,  L . P .

Financial Statements (Unaudited)

For the six month period ended June 30, 2017

SEI Structured Credit Fund, L.P.

Financial Statements

For the six month period ended June 30, 2017

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (888) 786-9977; and (ii) on the Commission’s website at http://www.sec.gov, no later than August 31st of each year.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2017

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES (A) — 100.6%
CANADA — 4.0%
Callidus ABL Corporation CLO, Ser 2016-1A, Cl A
3.990%, 12/07/21	$ 47,933,956	$ 47,933,956
Callidus ABL Corporation CLO, Ser 2016-1A, Cl B
5.430%, 12/07/21	11,500,000	11,500,000
Callidus ABL Corporation CLO, Ser 2016-1A, Cl C
6.790%, 12/07/21	7,000,000	7,000,000
Callidus ABL Corporation CLO, Ser 2016-1A, Cl D
9.290%, 12/07/21	5,250,000	5,250,000

		71,683,956

CAYMAN ISLANDS — 6.0%
Benefit Street Partners CLO IV
07/20/26 (B)(C)	21,676,000	14,848,060
Benefit Street Partners CLO IX
07/20/25 (B)(C)	20,640,000	17,956,800
Benefit Street Partners CLO V
10/20/26 (B)(C)	19,200,000	12,480,000
Benefit Street Partners CLO VIII
(B)(C)	36,680,000	30,811,200
Benefit Street Partners CLO XII Warehouse Note
(C)	12,000,000	12,330,000
Figueroa CLO, Ser 2013-2A, Cl DR
8.774%, 06/20/27	8,250,000	8,250,000
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl D
6.228%, 03/31/27 (B)(D)	2,000,000	2,002,600
Fortress Credit Opportunities CLO, Ser 2015-6A, Cl F
7.978%, 03/31/27 (B)(D)	8,300,000	7,781,250
Freidbergmilstein Private Capital Fund
01/15/19 (B)(C)	1,000,000	-
Venture CDO, Ser 2012-11A, Cl SUB
11/14/22 (B)(C)	14,700,000	1,176,000

		107,635,910

IRELAND — 82.0%
ABPCI Direct Lending Fund CLO I, Ser 2016-1A, Cl B
7.297%, 12/22/28 (B)(D)	15,850,000	15,946,685
Arch Street CLO, Ser 2016-2A, Cl E
8.106%, 10/20/28 (B)(D)	17,000,000	16,998,300
B&M CLO, Ser 2014-1A, Cl C
4.908%, 04/16/26 (B)(D)	1,686,000	1,686,000
B&M CLO, Ser 2014-1A, Cl D
5.908%, 04/16/26 (B)(D)	5,417,000	5,140,733
B&M CLO, Ser 2014-1A, Cl E
6.908%, 04/16/26 (B)(D)	5,250,000	4,486,125
Battalion CLO, Ser 2012-3A, Cl SUB
01/18/25 (B)(C)	39,200,000	15,327,200
Battalion CLO, Ser 2013-4A, Cl SUB
10/22/25 (B)(C)	31,800,000	9,540,000
Battalion CLO, Ser 2014-5A, Cl SUB
04/17/26 (B)(C)	33,031,000	13,873,020

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2017

Description	Par Value	Fair Value

Battalion CLO V, Ser 2014-5A, Cl E
6.658%, 04/17/26 (B)(D)	$ 11,000,000	$ 9,020,000
Battalion CLO VII, Ser 2014-7A, Cl SUB
10/17/26 (B)(C)	11,375,000	5,573,750
Battalion CLO VII, Ser 2017-8A, Cl D1R
8.211%, 07/18/30 (B)(D)	23,994,000	23,994,000
Battalion CLO VIII, Ser 2015-8A, Cl SUB
04/18/27 (B)(C)	23,307,000	16,897,575
Battalion CLO X, Ser 2016-10A, Cl SUB
01/24/29 (B)(C)	25,270,000	21,353,150
Battalion CLO XI Warehouse Note
(C)	56,140,000	56,140,000
Benefit Street Partners CLO, Ser 2012-IA, Cl SUB
10/15/23 (B)(C)	8,650,000	5,968,500
Benefit Street Partners CLO, Ser 2014-VIA, Cl DR
8.406%, 01/20/29	5,250,000	5,276,250
Benefit Street Partners CLO, Ser 2015-VIA, Cl SUB
04/18/27 (C)	36,203,000	27,514,280
Benefit Street Partners CLO, Ser 2015-VII, Cl SUB
07/18/27 (C)	36,750,000	27,433,875
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
07/15/24 (B)(C)	23,450,000	16,884,000
Benefit Street Partners CLO II, Ser 2017-IIA, Cl DR
7.854%, 07/15/29 (B)(D)	10,000,000	9,865,000
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
01/20/26 (B)(C)(E)	21,904,000	11,609,120
Benefit Street Partners CLO X
01/15/29 (C)	35,364,000	31,120,320
Benefit Street Partners CLO X, Ser 2016-10A, Cl C
4.858%, 01/15/29 (B)(D)	4,000,000	4,010,000
Carlyle Global Market Strategies CLO, Ser 2012-1A, Cl SUB
04/20/22 (B)(C)	1,400,000	21,000
Carlyle Global Market Strategies CLO, Ser 2014-3A, Cl SUB
07/27/26 (B)(C)	9,100,000	6,734,000
Cathedral Lake CLO, Ser 2015-3A, Cl E
8.708%, 01/15/26 (B)(D)	8,250,000	8,250,000
Cathedral Lake CLO, Ser 2015-3A, Cl ER
07/20/27 (B)(C)	8,250,000	8,250,000
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
01/15/26 (B)(C)	13,125,000	11,550,000
Cerberus Loan Funding XVI, Ser 2016-2A, Cl E
8.158%, 11/17/27 (B)(D)	10,500,000	10,555,650
Cerberus Loan Funding XVIII, Ser 2017-1A, Cl E
7.910%, 04/15/27 (B)(D)	18,000,000	17,637,120
Cerberus Onshore II CLO, Ser 2016-1A, Cl A1T
3.308%, 09/07/26 (B)(D)	7,563,852	7,599,402
Cerberus Onshore II CLO, Ser 2016-1A, Cl E
8.358%, 09/07/26 (B)(D)	12,500,000	12,378,750
CFIP CLO, Ser 2013-1A, Cl ER
8.048%, 04/20/29 (B)(D)	4,475,000	4,252,995
CIFC Funding, Ser 2012-2A, Cl SUB
12/05/24 (B)(C)	11,899,000	6,544,450
CVP Cascade CLO, Ser 2014-2A, Cl D
5.958%, 07/18/26 (B)(D)	2,462,000	2,248,545
CVP Cascade CLO, Ser 2014-2A, Cl E
6.958%, 07/18/26 (B)(D)	8,000,000	6,740,800
Elevation CLO 2014-2, Ser 2014-2A, Cl F
6.728%, 03/12/26 (B)(D)	4,000,000	3,606,800
Elevation CLO 2014-2, Ser 2014-2A, Cl SUB
03/12/26 (B)(C)	11,000,000	5,115,000
Elevation CLO 2016-5, Ser 2016-5A, Cl E
7.908%, 07/15/28 (B)(D)	10,900,000	10,911,445
Fifth Street Senior Loan Fund, Ser 2015-1A, Cl E
8.356%, 01/20/27 (B)(D)	9,000,000	8,903,160

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2017

Description	Par Value	Fair Value

Fifth Street Senior Loan Fund, Ser 2015-2A, Cl D
8.470%, 09/29/27 (B)(D)	$19,050,000	$17,933,670
Fifth Street Senior Loan Fund, Ser 2015-2A, Cl SUB
09/29/27 (B)(C)	34,362,000	25,658,105
Figueroa CLO, Ser 2013-1
03/21/24 (C)	17,500,000	5,642,000
Figueroa CLO, Ser 2013-2
12/18/25 (B)(C)	12,967,000	6,807,675
Fortress Credit Opportunities CLO, Ser 2014-5A, Cl F
7.905%, 10/15/26 (B)(D)	9,000,000	8,541,000
Fortress Credit Opportunities III CLO, Ser 2014-3A, Cl DR
5.250%, 04/28/26 (B)(D)	6,000,000	6,000,000
Garrison Funding, Ser 2016-2A, Cl A1T
3.372%, 09/29/27 (B)(D)	18,252,000	18,321,358
Garrison Funding, Ser 2016-2A, Cl C
7.172%, 09/29/27	9,466,000	9,488,718
Golub Capital Partners CLO, Ser 2015-23A, Cl E
6.921%, 05/05/27 (B)(D)	3,300,000	3,139,290
Golub Capital Partners CLO, Ser 2017-35A, Cl E
7.802%, 07/20/29 (B)(D)	13,575,000	13,032,000
Great Lakes CLO, Ser 2012-1A, Cl E
6.658%, 01/15/23 (B)(D)	12,897,000	12,477,847
Great Lakes CLO, Ser 2012-1A, Cl SUB
01/15/23 (B)(C)	21,336,000	13,655,040
Great Lakes CLO, Ser 2014-1A, Cl F
7.158%, 04/15/25 (B)(D)	7,750,000	6,471,250
Great Lakes CLO, Ser 2014-1A, Cl SUB
04/15/25 (B)(C)	24,200,000	15,972,000
Great Lakes CLO, Ser 2015-1A, Cl E
7.858%, 07/15/26 (B)(D)	15,750,000	15,120,000
Great Lakes CLO, Ser 2015-1A, Cl F
8.658%, 07/15/26 (B)(D)	7,175,000	6,278,125
Great Lakes CLO, Ser 2015-1A, Cl SUB
07/15/26 (B)(C)	22,855,000	15,769,950
ICE Global Credit CLO, Ser 2012-1A, Cl E
10.173%, 04/04/23 (B)(D)	21,600,000	21,546,000
ICE Global Credit CLO, Ser 2013-1A, Cl B1
4.050%, 04/20/24 (B)	34,500,000	33,810,000
ICE Global Credit CLO, Ser 2013-1A, Cl C1
4.750%, 04/20/24 (B)	24,500,000	22,846,250
ICE Global Credit CLO, Ser 2013-1A, Cl D
5.650%, 04/20/24 (B)	15,000,000	12,150,000
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)	12,500,000	4,625,000
Ivy Hill Middle Market Credit Fund, Ser 2017-12A, Cl D
8.873%, 07/07/29	20,790,000	20,486,466
Ivy Hill Middle Market Credit Fund, Ser 2017-7A, Cl SUB
10/20/25 (B)(C)	24,552,000	18,291,240
IVY Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
07/20/29 (B)(C)	4,200,000	4,181,520
JFIN CLO, Ser 2015-2A, Cl E
8.158%, 10/19/26 (B)(D)	9,375,000	9,328,125
JFIN CLO, Ser 2017-1A, Cl C
3.654%, 04/24/29 (B)(D)	3,265,000	3,265,000
JFIN CLO, Ser 2017-1A, Cl D
4.454%, 04/24/29 (B)(D)	5,485,000	5,320,450
JFIN CLO, Ser 2017-1A, Cl E
7.204%, 04/24/29 (B)(D)	10,500,000	10,027,500
JFIN MM CLO, Ser 2014-1A, Cl C
3.816%, 04/20/25 (B)(D)	2,187,500	2,176,562
JFIN MM CLO, Ser 2014-1A, Cl D
4.506%, 04/20/25 (B)(D)	14,990,000	14,765,150
JFIN MM CLO, Ser 2014-1A, Cl E
7.807%, 04/10/25 (B)(D)	12,500,000	12,281,250

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2017

Description	Par Value	Fair Value

JFIN Revolver CLO, Ser 2014-2A, Cl C
3.922%, 02/20/22 (B)(D)	$4,500,000	$4,500,000
JFIN Revolver CLO, Ser 2017-5A, Cl B
5.300%, 04/20/24 (B)	19,000,000	19,000,000
JFIN Revolver CLO, Ser 2017-5A, Cl C
7.150%, 04/20/24 (B)	14,500,000	14,500,000
KVK CLO, Ser 2012-2A, Cl SUB
02/10/25 (B)(C)(E)	33,573,000	73,861
Lockwood Grove CLO, Ser 2014-1A, Cl ER
8.920%, 04/25/25	15,000,000	15,112,500
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/24 (B)(C)	25,988,000	19,361,060
Longfellow Place CLO, Ser 2013-1A, Cl DRR
5.658%, 04/15/29 (B)(D)	5,171,000	5,171,000
Longfellow Place CLO, Ser 2013-1A, Cl ERR
8.858%, 04/15/29 (B)(D)	16,715,000	16,741,577
MidOcean Credit CLO I, Ser 2012-1A, Cl DR
9.528%, 01/15/24 (B)(D)	3,800,000	3,838,912
Monroe Capital MML CLO, Ser 2016-1A, Cl E
10.153%, 07/22/28 (B)(D)	10,000,000	10,000,000
Nelder Grove CLO, Ser 2014-1A, Cl ER
7.900%, 08/28/26 (B)(D)	9,000,000	9,000,000
Neuberger Berman CLO, Ser 2017-24A, Cl INC
04/19/30 (B)(C)	15,000,000	13,200,000
Neuberger Berman CLO XIII, Ser 2012-13A, Cl SUB
01/23/24 (B)(C)	4,274,000	1,282,200
Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/25 (B)(C)	18,151,850	9,983,518
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SFN
04/15/26 (B)(C)	1,995,000	498,750
Neuberger Berman CLO XVI, Ser 2014-16A, Cl SUB
04/15/26 (B)(C)	29,925,000	13,466,250
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB
08/04/25 (B)(C)	5,900,000	3,953,000
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
10/15/25 (B)(C)	26,625,000	19,968,750
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUBF
10/17/25 (B)(C)	818,231	654,585
NewStar Arlington Senior Loan Program, Ser 2014-1A, Cl E
7.256%, 07/25/25 (B)(D)	15,000,000	14,058,000
NewStar Berkeley Fund CLO, Ser 2015-1A, Cl D
6.656%, 01/20/27 (B)(D)	3,625,000	3,627,755
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl D
6.256%, 10/25/28	1,666,000	1,666,000
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl E
8.906%, 10/25/28	23,142,000	23,283,629
NewStar Berkeley Fund CLO, Ser 2016-1A, Cl SUB
10/25/28 (B)(C)	32,718,000	30,754,920
NewStar Clarendon Fund CLO, Ser 2014-1A, Cl E
7.206%, 01/25/27 (B)(D)	23,726,000	22,631,520
OCP CLO, Ser 2012-2A, Cl SUB
11/22/23 (B)(C)	18,445,000	9,683,625
OCP CLO, Ser 2013-4A, Cl DR
7.923%, 04/24/29 (B)(D)	8,000,000	7,834,320
OCP CLO, Ser 2013-4A, Cl ER
9.003%, 04/24/29 (B)(D)	8,250,000	7,591,650
OCP CLO, Ser 2017-13A, Cl SUB
07/15/30 (B)(C)	11,500,000	9,775,000
Shackleton CLO, Ser 2014-6A, Cl SUB
07/17/26 (B)(C)	23,850,000	10,732,500
TCP Waterman CLO, Ser 2016-1A, Cl B
4.696%, 12/15/28	6,000,000	6,034,800
TIAA Churchill Middle Market CLO, Ser 2016-1A, Cl E
9.156%, 10/18/28 (B)(D)	5,500,000	5,548,015

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2017

Description	Par Value	Fair Value

Trinitas CLO, Ser 2016-5A, Cl E
8.556%, 10/25/28 (B)(D)	$4,000,000	$4,000,000
Valhalla CLO, Ser 2004-1A, Cl EIN
08/01/20 (B)(C)	6,500,000	1,300,000
Venture CDO, Ser 2012-10A, Cl ERR
7.906%, 04/20/27	11,062,500	11,090,156
Venture CDO, Ser 2015-22A, Cl F
9.008%, 01/15/28 (B)(D)	5,700,000	5,529,000
Venture CDO, Ser 2016-24A, Cl SUB
10/20/28 (B)(C)	27,560,000	25,493,000
Venture CDO, Ser 2016-25A, Cl D2
5.210%, 04/20/29	3,375,000	3,387,656
Venture CDO, Ser 2016-25A, Cl E
8.200%, 04/20/29 (B)(D)	14,250,000	14,392,500
Venture CDO, Ser 2016-25A, Cl SUB
04/20/29 (B)(C)	11,620,000	10,748,500
Venture CLO, Ser 2012-10A, Cl FRR
9.656%, 04/20/27	4,750,000	4,761,875
Venture Warehouse Note
(C)	24,000,000	24,000,000
Venture X CDO, Ser 2012-10A, Cl SUB
07/20/22 (B)(C)	16,562,000	9,440,340
Venture XXII CDO, Ser 2016-22A, Cl SUB
01/15/28 (C)	8,082,000	5,980,680
Venture XIV CLO
08/28/25 (B)(C)	1,338,889	575,722
Venture XXVI CLO, Ser 2017-26A, Cl D
5.286%, 01/20/29 (B)(D)	6,381,250	6,429,109
Venture XXVI CLO, Ser 2017-26A, Cl E
7.836%, 01/20/29 (B)(D)	6,790,000	6,756,050
Venture XXVI CLO, Ser 2017-26A, Cl SUB
(C)	14,035,000	13,087,638
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
07/20/30 (B)(C)	27,438,000	25,105,770
Venture XXVIII CLO Warehouse Note
(C)	40,175,037	40,175,037
Woodmont Trust, Ser 2017-1A, Cl C
4.788%, 04/18/29 (B)(D)	13,950,000	14,106,519
Woodmont Trust, Ser 2017-1A, Cl D
6.088%, 04/18/29	7,500,000	7,569,150
Zohar CDO, Ser 2007-3A, Cl A2
1.817%, 04/15/19 (B)(D)	90,000,000	18,225,000
Zohar CDO, Ser 2007-3A, Cl A3
2.017%, 04/15/19 (B)(D)	56,000,000	5,600,000

		1,473,646,940

UNITED STATES — 8.6%
Cerberus Onshore II CLO, Ser 2013-1A, Cl E
5.608%, 10/15/23 (B)(D)	22,500,000	22,500,000
Fortress Credit Opportunities CLO, Ser 2014-3A, Cl E
7.400%, 04/28/26 (B)(D)	13,000,000	12,499,500
Ivy Hill IV
07/03/21 (C)(E)	85,000,000	80,750,000
NXT Capital CLO, Ser 2012-1A, Cl E
8.656%, 07/20/22 (B)(D)	10,286,000	10,241,873
TCW CLO, Ser 2017-1 Warehouse Note
(C)	28,250,000	28,250,000

		154,241,373

Total Asset-Backed Securities (Cost $1,937,369,924)		1,807,208,179

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2017

Description	Shares	Fair Value

CASH EQUIVALENT (F) (G) — 0.0%
UNITED STATES — 0.0%
SEI Daily Income Trust Government Fund, Cl F, 0.760%	711,531	$ 711,531

Total Cash Equivalent (Cost $711,531)		711,531

Total Investments — 100.6% (Cost $1,938,081,455)		$1,807,919,710

Percentages based on Limited Partners’ Capital of $1,796,679,954.

Transactions with affiliated funds during the six months ended June 30, 2017 are as follows:

	Value of Shares Held as of 12/31/2016	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 6/30/2017	Dividend Income
SEI Daily Income Trust Government Fund, Cl F	$103,153,532	$299,881,520	$402,323,521	$—	$711,531	$292,428

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

L.P. — Limited Partnership

Ser — Series

(A)	Securities considered illiquid. The total value of such securities as of June 30, 2017 was $1,807,208,179 and represented 100.6% of Partners’ Capital.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At June 30, 2017, the market value of Rule 144A positions amounted to $1,266,693,193 or 70.5% of Limited Partners’ Capital.
(C)	Represents equity / residual tranche investments in which estimated effective yields are applied.
(D)	Variable rate security. The rate reported is the rate in effect as of June 30, 2017.
(E)	Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of June 30, 2017 was $92,432,981 and represented 5.1% of Limited Partners’ Capital.
(F)	Rate shown is the 7-day effective yield as of June 30, 2017.
(G)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Asset-Backed Securities	$ —	$ —	$ 1,807,208,179	$ 1,807,208,179
Cash Equivalent	711,531	—	—	711,531

Total Investments in Securities	$ 711,531	$ —	$ 1,807,208,179	$ 1,807,919,710

(1)	Of the $1,807,208,179 in Level 3 securities as of June 30, 2017, $1,714,775,198 were valued via dealer quotes.

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited)

June 30, 2017

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Beginning balance as of January 1, 2017	$1,573,232,320
Accrued discounts/premiums	3,958,046
Realized gain/(loss)	34,687,466
Change in unrealized appreciation/(depreciation)	35,410,002
Proceeds from sales	(387,302,405)
Purchases	547,222,750

Ending balance as of June 30, 2017	$1,807,208,179

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$30,663,126

For the six months ended June 30, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Assets and Liabilities (Unaudited)

June 30, 2017

Assets
Investments in securities, at value (cost $1,937,369,924)	$1,807,208,179
Investment in affiliated security, at value (cost $711,531)	711,531
Cash at broker	6,948,309
Interest receivable	12,329,124
Prepaid expenses	809,677
Receivable for securities sold	32,495,000

Total assets	1,860,501,820

Liabilities
Payable for investment securities purchased	55,188,865
Capital withdrawals payable	8,475,000
Administration fees payable	150,501
Other accrued expenses	7,500

Total liabilities	63,821,866

Limited Partners’ capital	$1,796,679,954

Limited Partners’ capital Represented by:
Paid-in-capital	$1,926,841,699
Net unrealized depreciation on investments	(130,161,745)

Limited Partners’ capital	$1,796,679,954

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Operations (Unaudited)

For the six months ended June 30, 2017

Investment income
Interest income	$64,178,806
Dividend income from affiliated security	292,428

Total investment income	64,471,234

Expenses
Administration fee	883,666
Professional fees	62,085
Directors’ fees	15,000
Miscellaneous expenses	56,819

Total expenses	1,017,570

Net investment income	63,453,664

Realized and unrealized gains on unaffiliated investments
Net realized gain on investments	18,186,306
Net change in unrealized appreciation (depreciation) on investments	22,806,305

Net realized and unrealized gain on investments	40,992,611

Net increase in Limited Partners’ capital resulting from operations	$104,446,275

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statements of Changes in Limited Partners’ Capital

	For the six month period ended June 30, 2017 (Unaudited)	For the year ended December 31, 2016

From investment activities
Net investment income	$63,453,664	$145,855,531
Net realized gain on investments	18,186,306	2,667,081
Net change in unrealized appreciation (depreciation) on investments	22,806,305	191,587,451

Net increase in Limited Partners’ capital resulting from operations	104,446,275	340,110,063

Partners’ capital transactions
Capital contributions	60,585,472	129,734,619
Capital withdrawals	(47,754,124)	(88,922,672)

Net increase in Limited Partners’ capital derived from capital transactions	12,831,348	40,811,947

Net increase in Limited Partners’ capital	117,277,623	380,922,010
Limited Partners’ capital beginning of the period	1,679,402,331	1,298,480,321

Limited Partners’ capital end of the period	$1,796,679,954	$1,679,402,331

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Statement of Cash Flows (Unaudited)

For the six months ended June 30, 2017

Cash flows from operating activities
Net increase in Limited Partners’ capital resulting from operations	$104,446,275
Adjustments to reconcile net increase in Limited Partners’ capital resulting from operations to net cash used in operating activities:
Purchases of long-term investments	(547,222,750)
Proceeds from sales of long-term investments	391,879,271
Accretion of discount (see Note 2)	(33,245,201)
Net purchases of short-term investments	102,442,001
Net realized gain on investments	(18,186,306)
Net change in unrealized (appreciation) depreciation on investments	(22,806,305)
Increase in interest/dividends receivable	(3,404,448)
Increase in prepaid expenses	(194,581)
Increase in receivable for securities sold	(31,798,485)
Decrease in payable for securities purchased	55,188,865
Increase in administration fees payable	9,321
Decrease in other accrued expenses	(80,967)

Net cash used in operating activities	(2,973,310)

Cash flows from financing activities
Capital contributions	53,645,472
Capital withdrawals	(53,098,588)

Net cash provided by financing activities	546,884

Net change in cash and cash equivalents	(2,426,426)

Cash and cash equivalents
Beginning of the period	9,374,735

End of the period	$6,948,309

See accompanying notes, which are an integral part of the financial statements.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited)

June 30, 2017

1.     Organization

SEI Structured Credit Fund, L.P. (the “Fund”) is a Delaware limited partnership established on June 26, 2007 and commenced operations on August 1, 2007. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund offers limited partnership interests (“Interests”) solely through private placement transactions to investors (“Limited Partners”) that have signed an investment management agreement with SEI Investments Management Corporation (“SIMC” or the “Adviser”), the investment adviser to the Fund. SEI Investments Company is the parent company of SIMC. As of June 30, 2017, the SEI Structured Credit Segregated Portfolio owned approximately 82.6% of the Fund, while the other Limited Partners owned approximately 17.4% of the Fund.

The Fund’s objective is to generate high total returns. There can be no assurance that the Fund will achieve its objective. The Fund pursues its investment objective by investing in a portfolio comprised of collateralized debt obligations (“CDOs”), which includes collateralized loan obligations (“CLOs”) and other structured credit investments. In the current year, the Fund also invested in registered investment companies. CDOs are special purpose investment vehicles formed to acquire and manage a pool of loans, bonds and/or other fixed income assets of various types. CDOs fund their investments by issuing several classes of debt and equity securities, the repayment of which is linked to the performance of the underlying assets, which serve as collateral for certain securities issued by the CDO. In addition to CDOs, the Fund’s investments may include fixed income securities, loan participations, credit-linked notes, medium-term notes, registered and unregistered investment companies or pooled investment vehicles, and derivative instruments, such as credit default swaps and total return swaps (collectively with CDOs, “Structured Credit Investments”).

SEI Investment Strategies, LLC (the “General Partner”), a Delaware limited liability company, serves as the General Partner to the Fund and has no investment in the Fund during the six month period and as of June 30, 2017. The General Partner has delegated the management and control of the business and affairs of the Fund to the Board of Directors (the “Board”). A majority of the Board is and will be persons who are not “interested persons” (as defined in the 1940 Act) with respect to the Fund.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2017

2.    Significant Accounting Policies

The following is a summary of significant accounting and reporting policies followed by the Fund in preparing the financial statements:

Use of Estimates

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946 (ASC 946). The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund’s financial statements are reasonable; however, actual results could differ from these estimates and it is possible that differences could be material.

Valuation of Investments

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. When available, Structured Credit Investments are priced based upon valuations provided by independent, third party pricing agents using their proprietary valuation methodology. The third-party pricing agents may value Structured Credit Investments at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

If a price for a Structured Credit Investment cannot be obtained from an independent, third-party pricing agent, the Fund shall seek to obtain a bid price from at least one dealer who is independent of the Fund. In such cases, the independent dealer providing the price on the Structured Credit Investment may also be a “market maker”, and in many cases the only market maker, with respect to that security. As of June 30, 2017, all asset-backed securities, with the exception of three fair valued securities, are valued by an independent dealer who is also a market maker.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2017

2.    Significant Accounting Policies (continued)

Valuation of Investments (continued)

A dealer’s valuation reflects its judgment of the price of an asset, assuming an arm’s length transaction at the valuation date between knowledgeable and willing market participants. It generally assumes a round lot institutional transaction, without consideration for whether the client is long or short the instrument, and without adjustment for the size of the client’s position. The valuation pertains to an assumed transaction and may not necessarily reflect actual quoted or other prices, and does not indicate that an active market exists for the financial instrument.

A dealer’s valuation may be formulated using inputs such as a combination of observable market transactions of the exact security or a similar security and internal models. Bids-Wanted-In Competition (“BWIC”) are widely distributed auctions of securities whose results are the primary input used by dealers to establish valuations for structured credit securities. Dealers supplement BWIC results with private transactions and model-driven valuations. Model-driven valuations require assumptions regarding default, recovery, and prepayment rates that are consistent with current market conditions.

In situations where market inputs are not available or do not provide a sufficient basis under current market conditions for pricing the instrument, the valuation may reflect the dealer’s view of the assumptions that market participants would use in pricing the instrument. Since market participants may have materially different views as to future supply, demand, credit quality and other factors relevant to pricing financial instruments, as well as bid and ask prices, valuations may differ materially among dealers. The actual level at which these instruments trade (if trades occur) could be materially different from the dealer’s valuation.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Board. The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. The Committee is currently composed of two members of the Board, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2017

2.    Significant Accounting Policies (continued)

Valuation of Investments (concluded)

When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in the Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available. At June 30, 2017, there were three securities that were fair valued by the Committee.

The Board will periodically review the Fund’s valuation policies and will update them as necessary to reflect changes in the types of securities in which the Fund invests.

Fair Value of Financial Instruments

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions the market participants would use in pricing the asset or liability. The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2017

2.    Significant Accounting Policies (continued)

Fair Value of Financial Instruments (continued)

Level 2 – Observable market based inputs or unobservable inputs that are corroborated by market data, which includes financial instruments that are valued using models or other valuation methodologies. These models are primarily industry standard models that consider various assumptions, including time value, yield curve, volatility factors, prepayment speeds, default rates, loss severity, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures. Substantially all of these assumptions are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace; and

Level 3 – Unobservable inputs that are not corroborated by market data (supported by little or no market activity), which is comprised of financial instruments whose fair value is estimated based on internally developed models or methodologies utilizing significant inputs that are generally not observable.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended June 30, 2017, there have been no significant changes to the Fund’s fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 investments as of June 30, 2017. The disclosure below also includes quantitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value as of	Valuation
Assets	June 30, 2017	Technique(s)	Unobservable Input	Price Range
CLO Debt	$909,509,644	Market Quotes	Broker Quote	$10 - $101
CLO Equity	805,265,554	Market Quotes	Broker Quote	$0 - $1

Total	$1,714,775,198

				Range
	Fair Value as of	Valuation		(Weighted
Assets	June 30, 2017	Technique(s)	Unobservable Input	Average)
CLO Equity	$92,432,981	Market Comparables	Credit Spread	8-14%

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2017

2.    Significant Accounting Policies (continued)

Fair Value of Financial Instruments (concluded)

The unobservable input used to determine fair value of the Level 3 asset may have similar diverging impacts on valuation. Significant increases and decreases in this input could result in significantly higher or lower fair value measurement.

Income Recognition and Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Amortization and accretion of debt instruments is calculated using the scientific interest method, which approximates the effective interest method over the estimated life of the security. Amortization of premiums and accretion of discounts are adjusted annually or at the time of purchase for a new investment and are included in interest income on the Statement of Operations.

Collateralized Debt Obligations

The Fund invests in CDOs which include CLOs, a type of asset-backed security, and other similarly structured securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

Legislation enacted in 2010 imposes a withholding tax of 30% on payments of U.S. source interest and dividends paid after December 31, 2013, or gross proceeds from the

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2017

2.    Significant Accounting Policies (concluded)

Collateralized Debt Obligations (concluded)

disposition of an instrument that produces U.S. source interest or dividends paid after June 30, 2017, to certain non-U.S. entities, including certain non-U.S. financial institutions and investment funds, unless such non-U.S. entity complies with certain reporting requirements regarding its United States account holders and its United States owners. Most CLO vehicles in which we invest will be treated as non-U.S. financial entities for this purpose, and therefore will be required to comply with these reporting requirements to avoid the 30% withholding. If a CLO vehicle in which we invest fails to properly comply with these reporting requirements, it could reduce the amounts available to distribute to equity and junior debt holders in such CLO vehicle, which could materially and adversely affect our operating results and cash flows.

Federal Taxes

The Fund intends to be treated as a partnership for federal, state, and local income tax purposes. Each Limited Partner is responsible for the tax liability or benefit relating to its distributive share of taxable income or loss. Accordingly, no provision for federal, state, or local income taxes is reflected in the accompanying financial statements.

For the six months ended June 30, 2017, in accordance with U.S. GAAP, the Fund reclassified $63,453,664 and $18,186,306 from accumulated net investment income and accumulated net realized gain, respectively, to Limited Partners’ capital. The reclassification was to reflect, as an adjustment to Limited Partners’ capital, the amount of taxable income that has been allocated to the Limited Partners and has no effect on net assets.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

SEI Structured Credit Fund, L.P.

Schedule of Investments (Unaudited) (continued)

June 30, 2017

3.    Adviser, Administrator and Other Transactions

The Adviser does not charge a management fee to the Fund. Limited Partners are responsible for paying the fees of the Adviser directly under their individual investment management agreement with the Adviser. Each agreement sets forth the fees to be paid to the Adviser, which are ordinarily expressed as a percentage of the Limited Partner’s assets managed by the Adviser. This fee, which is negotiated between the Limited Partner and the Adviser, may include a performance-based fee and/or a fixed-dollar fee for certain specified services that is unrelated to the return of the Fund.

The Adviser has voluntarily agreed that certain expenses of the Fund, including custody fees and administrative fees shall not in the aggregate exceed 0.50% per annum of the Fund’s monthly average net asset value, and the Adviser or its affiliates will waive Fund fees or reimburse Fund expenses to the extent necessary so that such 0.50% limit is not exceeded. The following expenses of the Fund are specifically excluded from the expense limit: organizational expenses; extraordinary, non-recurring and certain other unusual expenses; taxes and fees; and expenses incurred indirectly by the Fund through its investments in Structured Credit Investments. The Adviser may discontinue all or part of this waiver at any time. In the current year, the Adviser did not waive any expenses.

SEI Global Services, Inc. (the “Administrator”) serves as the Fund’s administrator. The Administrator is a wholly-owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Administrator provides certain administrative, accounting, and transfer agency services to the Fund. The services performed by the Administrator may be completed by one or more of its affiliated companies. The Fund pays the Administrator a fee equal to 0.10% (on an annualized basis) of the Fund’s net asset value which is accrued monthly based on month-end net assets and is paid monthly, and reimburses the Administrator for certain out-of-pocket expenses.

SEI Investments Distribution Co. (the “Placement Agent”) serves as the Fund’s placement agent pursuant to an agreement with the Fund. The Placement Agent is a wholly-owned subsidiary of SEI Investments Company, which is also a parent company of the Adviser. The Placement Agent is not compensated by the Fund for its services rendered under the agreement.

4.    Allocation of Profits and Losses

The Fund maintains a separate capital account for each of its Limited Partners. As of the last day of each month, the Fund shall allocate net profits or losses for that month to the capital accounts of all Limited Partners, in proportion to their respective opening capital

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2017

4.    Allocation of Profits and Losses (concluded)

account balances for such month (after taking into account any capital contributions deemed to be made as of the first day of such month).

5.    Limited Partners’ Capital

The Fund, in the discretion of the Board, may sell interests to new Limited Partners and may allow existing Limited Partners to purchase additional Interests in the Fund on such days as are determined by the Board in its sole discretion. It is the Fund’s intention to allow limited purchases of Interests only during designated subscription periods as may be established by the Board or its designees (currently, the Adviser) and communicated to Limited Partners. The Board or its designee will determine the amount of Interests offered to Limited Partners during a subscription period at its discretion. During the established subscription periods, Interests may be purchased on a business day, or at such other times as the Board may determine, at the offering price (which is net asset value). The Fund may discontinue its offering at any time.

The Fund is a closed-end investment company, and therefore no Limited Partner will have the right to require the Fund to redeem its Interests. The Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by Limited Partners. Repurchase offers will be made at such times and on such terms as may be determined by the Board in its sole discretion. In determining whether the Fund should repurchase Interests from Limited Partners pursuant to written tenders, the Board will consider the recommendations of the Adviser.

The Adviser expects that it will recommend to the Board that the Fund offer to repurchase Interests four times each year, as of the last business day of March, June, September, and December. However, Limited Partners will not be permitted to tender for repurchase Interests that were acquired less than two years prior to the effective date of the proposed repurchase.

Even after the initial two year period, it is possible that there will be extended periods during which illiquidity in the underlying investments held by the Fund or other factors will cause the Board to elect not to conduct repurchase offers. Such periods may coincide with periods of negative performance. In addition, even in the event of a repurchase offer, it is possible that there will be an oversubscription to the repurchase offer, in which case a Limited Partner may not be able to redeem the full amount that the Limited Partner wishes to redeem.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2017

5.    Limited Partners’ Capital (concluded)

During the six months ended June 30, 2017, the Fund made offers to repurchase Interests resulting in capital withdrawals of $47,754,124 in aggregate.

6.    Investment Transactions

The cost of security purchases and proceeds from the sale and maturity of securities, other than temporary cash investments, during the six months ended June 30, 2017 were $547,222,750 and $391,879,271, respectively.

As of June 30, 2017, the cost of investments for tax purposes is $1,938,081,455. Net unrealized depreciation on investments for tax purposes was $130,161,745 consisting of $66,418,956 of gross unrealized appreciation and $196,580,701 of gross unrealized depreciation.

7.    Concentrations of Risk

In the normal course of business, the Fund trades financial instruments involving market risk and counterparty credit risk.

(a) Market risk

Market risk encompasses the potential for both losses and gains and includes price risk, interest rate risk, prepayment risk and collateral performance risk. The Fund’s market risk management strategy is driven by the Fund’s investment objective. The Adviser oversees each of the risks in accordance with policies and procedures.

(i)    Price risk

Price risk is the risk that the value of the instrument will fluctuate as a result of changes in market prices, whether caused by factors specific to an individual investment, its issuer or any factor affecting financial instruments traded in the market. As all of the Fund’s Structured Credit Investments are carried at fair value with fair value changes recognized in the Statement of Operations, all changes in market conditions directly affect net assets.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2017

7.    Concentrations of Risk (continued)

(a) Market risk (continued)

(ii)    Interest rate risk

The fair value of the Fund’s investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

(iii) Prepayment risk

Prepayment risk is the risk associated with the early unscheduled return of principal on a fixed-income security. Some fixed-income securities, such as CDOs, have embedded call options which may be exercised by the issuer, or in the case of a CDO, the borrower. The yield-to-maturity of such securities cannot be known for certain at the time of purchase since the cash flows are not known. When principal is returned early, future interest payments will not be paid on that part of the principal. If the security was purchased at a premium (a price greater than 100) the security’s yield will be less than what was estimated at the time of purchase.

(iv) Collateral performance risk

Collateral performance risk is the risk that defaults or underperformance of the CDO’s underlying collateral negatively impacts scheduled payments to a tranche based on relative seniority in the overall capital structure of each deal.

(v) Liquidity risk

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2017

7.    Concentrations of Risk (continued)

(a) Market risk (concluded)

(v) Liquidity risk (concluded)

In addition to the normal risks associated with fixed income securities (e.g., interest rate risk, reinvestment risk, prepayment risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(vi) Leverage risk

CLO vehicles are typically very highly levered (10 – 14 times), and therefore the junior debt and equity tranches that the Fund invests in are subject to a higher degree of risk of total loss. In particular, investors in CLO vehicles indirectly bear risks of the underlying debt investments held by such CLO vehicles. The Fund generally has the right to receive payments only from the CLO vehicles, and generally does not have direct rights against the underlying borrowers or the entity that sponsored the CLO vehicle. While the CLO vehicles the Fund targets generally enable the investor to acquire interests in a pool of senior loans without the expenses associated with directly holding the same investments, the Fund generally pays a proportionate share of the CLO vehicles’ administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying CLO vehicles will rise or fall, these prices (and, therefore, the prices of the CLO vehicles) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. The failure by a CLO vehicle in which we invest to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to us. In the event that a CLO vehicle fails certain tests, holders of debt senior to us may be entitled to additional payments that would, in turn, reduce the payments we would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting CLO vehicle or any other investment we may make. If any of these occur, it could materially and adversely affect our operating results and cash flows.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (continued)

June 30, 2017

7.    Concentrations of Risk (concluded)

(b) Counterparty credit risk

Counterparty credit risk is the risk a counterparty to a financial instrument could fail on a commitment that it has entered into with the Fund. The Fund minimizes counterparty credit risk by undertaking transactions with large well-capitalized counterparties or brokers and by monitoring the creditworthiness of these counterparties.

(c) Credit risk

When the Fund invests in structured credit investments, the Fund does not have custody of the assets of the structured credit investment or control over the investment. In certain structured credit investments, the Fund may have limited access to or information regarding the assets of or collateral underlying the structured credit investment. Furthermore, the Fund may not be able to confirm independently the accuracy of the information provided by the managers of structured credit investments. As such, there may be uncertainty with respect to the information available to the Fund for purposes of analyzing the reasonableness of an independent price obtained for a structured credit investment or to fair value a structured credit investment. Ultimately, the uncertainty of the reliability of (or limited access to) information received in respect of a structured credit investment may impair the Fund’s ability to value its investment. As a result, the amount realized by the Fund upon disposition of the structured credit investment could be materially different from that which is reported as the carrying value of the investment at any point in time.

8.    Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, since inception the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

SEI Structured Credit Fund, L.P.

Notes to Financial Statements (Unaudited) (concluded)

June 30, 2017

9.    Financial Highlights

The following represents the ratios to average net assets and other supplemental information for the following periods:

	For the six month period ended June 30, 2017 (Unaudited)	For the year ended 2016	For the year ended 2015	For the year ended 2014	For the year ended 2013	For the year ended 2012

Total return (1)	6.18%	25.80%	-6.95%	5.06%	8.03%	25.46%

Limited Partners’ capital, end of year (000’s)	$1,796,680	$1,679,402	$1,298,480	$1,387,197	$1,236,651	$894,989

Ratio to average partners’ capital†
Net investment income ratio††
Net investment income	7.24% (2)	10.04%	9.00%	7.63%	10.02%	9.27%

Expense ratio††
Operating expenses	0.12% (2)	0.15%	0.12%	0.12%	0.13%	0.16%

Portfolio turnover rate	23.52% (3)	56.05%	35.45%	53.74%	62.90%	86.43%

†	Ratios to average partners’ capital are calculated based on the outstanding Limited Partners’ capital during the period.
††	Ratios do not include the Fund’s allocated share of income/expense from investments in other funds.
(1)	Total return, which reflects the month-to-month change in Limited Partners’ capital, is calculated using returns that have been geometrically linked based on capital contributions and withdrawals.
(2)	Annualized.
(3)	Not annualized.

10.    Subsequent Events

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

Included in Item 1.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual report.

Item 9.   Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

None.

Item 10.   Submission of Matters to a Vote of Security Holders.

None.

Item 11.   Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.   Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SEI Structured Credit Fund, L.P.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: September 7, 2017

By (Signature and Title)	/s/ James J. Hoffmayer
James J. Hoffmayer, Treasurer

Date: September 7, 2017